Financial risk management and financial instruments - Derivatives Entered (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020 USD ($) MT $ / gal $ / bbl R / $ MMBbls	Jun. 30, 2020 ZAR (R) MT MMBbls	Jun. 30, 2019 ZAR (R) MT MMBbls	Jun. 30, 2018 ZAR (R)	Jun. 30, 2020 ZAR (R) $ / gal $ / bbl R / $ MMBbls	Jun. 30, 2019 USD ($) $ / gal R / $ MMBbls	Jun. 30, 2019 ZAR (R) $ / gal R / $ MMBbls
Financial risk management and financial instruments
Gains (losses) on change in fair value of derivatives		R (6,997)	R (2,465)	R (3,876)
Crude oil put options
Financial risk management and financial instruments
Premium paid | $	$ 17.4
Number of barrels | MMBbls	6.5	6.5	48.0
Number of barrels - open positions | MMBbls	5.5				5.5
Number of barrels - settled | MMBbls	1.0	1.0	48.0
Average Brent crude oil price floor, net of costs (in USD per barrel) | $ / bbl	34.49				34.49
Gains (losses) on change in fair value of derivatives		R (153)	R (498)	(3,303)
Amount included in the statement of financial position					R 113
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contract/Notional amount | $	$ 5,400.0					$ 4,300.0
Annual average floor (in Rand per USD) | R / $	14.80				14.80	13.84	13.84
Annual average cap (in Rand per USD) | R / $	17.77				17.77	16.63	16.63
Gains (losses) on change in fair value of derivatives		(4,298)	R 323	936
Amount included in the statement of financial position					R (2,861)		R 579
Crude oil zero cost collar
Financial risk management and financial instruments
Number of barrels - open positions | MMBbls	3.1				3.1
Annual average floor (in Rand per USD) | R / $	31.79				31.79
Annual average cap (in Rand per USD) | R / $	39.88				39.88
Gains (losses) on change in fair value of derivatives		R (157)
Amount included in the statement of financial position					R (174)
Crude oil swap options
Financial risk management and financial instruments
Number of tons - settled | MT	5.0	5.0
Gains (losses) on change in fair value of derivatives		R (160)
Coal swap options
Financial risk management and financial instruments
Number of tons - settled | MT			1.4
Gains (losses) on change in fair value of derivatives			R 91	(1,024)
Ethane swap options
Financial risk management and financial instruments
Number of barrels | MMBbls	38.9	38.9	16.0
Number of barrels - open positions | MMBbls	21.5				21.5	12.5	12.5
Number of barrels - settled | MMBbls	17.4	17.4	3.5
Average swap price | $ / gal	0.20				0.20	0.28	0.28
Gains (losses) on change in fair value of derivatives		R (732)	R (462)	R 29
Amount included in the statement of financial position					R (126)		R (454)